Taxation	12 Months Ended
Dec. 31, 2012
Taxation

14. Taxation

Acorn International is incorporated in the Cayman Islands and is not subject to tax in this jurisdiction.

China DRTV and Smooth Profit are incorporated in the British Virgin Islands and are not subject to tax in this jurisdiction.

The Group’s Hong Kong subsidiaries, MK AND T, Bright Rainbow, Acorn Hong Kong and U King Hong Kong, are subject to Hong Kong statutory income tax on their Hong Kong sourced income.

On March 16, 2007, the PRC government promulgated Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008. Under the New EIT Law, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%. While the New EIT Law equalizes the tax rates for domestically-owned and foreign-invested companies, preferential tax treatment would continue to be given to companies in certain encouraged sectors and to enterprises classified as high and new technology companies, whether domestically-owned or foreign-invested enterprises. The New EIT Law also provides a five-year transition period starting from its effective date for those enterprises which were established before the promulgation date of the New EIT Tax Law and which were entitled to a preferential tax treatment such as a reduced tax rate or a tax holiday. The tax rate of such enterprises will transition to the uniform tax rate of 25% within a five-year transition period and the tax holiday, which has been enjoyed by such enterprises before the effective date of the New EIT Law, may continue to be enjoyed until the end of the holiday.

Shanghai Advertising and Acorn Information, both registered in Pudong New District, Shanghai of the PRC, are subject to 22% Enterprise Income Tax (“EIT”) in 2010, 24% EIT in 2011 and 25% EIT in 2012 pursuant to the local tax preferential arrangement.

Shanghai HJX, Acorn Electronic, Beijing Youngleda, Yiyang Yukang and Zhuhai Acorn, as foreign-invested manufacturing enterprises which are scheduled to operate for at least ten years, are entitled to a two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years’ tax losses, which can be carried forward for five years (the “Tax Holiday”). Under the New EIT Law, enterprises not generating profits before 2008 are required to commence the Tax Holiday beginning January 1, 2008. Acorn Information, as a recognized software company, is eligible for the Tax Holiday from 2005. HJX Software, as a recognized software company, is eligible for the Tax Holiday from 2009.

The Group’s remaining PRC subsidiaries are subject to the statutory rate of 25% in 2010, 2011 and 2012 in accordance with the New EIT Law.

Tax that would otherwise have been payable without tax holidays amounted to $424,875, $461,396 and $49,642 in 2010, 2011 and 2012, respectively (representing an increase in basic and diluted loss per ordinary share from operations of $0.01, $0.01 and nil in 2010, 2011 and 2012, respectively).

Under the New EIT Law and implementation regulations issued by the PRC State Council, income tax at the rate of 10% is applicable to interest and dividends payable to investors that are “non-resident enterprises”, which do not have an establishment or place of business in the PRC, or which have such establishment or place of business but the relevant income is not effectively connected with the establishment or place of business, to the extent such interest or dividends have their sources within the PRC. Undistributed earnings of the Group’s PRC subsidiaries are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of these earnings in the form of dividends or otherwise in the future, the Group would be subject to PRC withholding tax at 10% or a lower treaty rate.

A deferred tax liability should be recorded for the VIEs to the extent of their accumulated profit. As the VIEs have accumulated losses, no deferred tax liability has been provided by the Group.

The Group has made its assessment of each tax position (including the potential application of interests and penalties) based solely on the technical merits of the position, and has measured the unrecognized benefits associated with the tax positions. As of December 31, 2010, 2011 and 2012, the Group had unrecognized tax benefits of approximately $3.1 million, $2.5 million and nil, respectively. The unrecognized tax benefits would impact the effective income tax if recognized. A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012 was as follows:

	For the years ended December 31,
	2010	2011	2012
	(in million)	(in million)	(in million)
Unrecognized tax benefits at beginning of the year	$3.1	$3.1	$2.5
Lapse of statute of limitation	—	(0.6)	(2.5)

Unrecognized tax benefits at end of the year	$3.1	$2.5	—

As of December 31, 2010, 2011 and 2012, the amount of interests and penalties related to uncertain tax positions was immaterial. The Group does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 (approximately $15,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2008 through 2012 on non-transfer pricing matters, and from 2002 through 2012 on transfer pricing matters.

The current and deferred portion of income tax (expenses) benefits included in the consolidated statements of operations were as follows:

	For the years ended December 31,
	2010	2011	2012
Current income tax (expenses) benefits	$(334,277)	$(2,178,034)	$1,359,513
Deferred income tax (expenses) benefits	1,873,217	(932,962)	(3,182,139)

	$1,538,940	$(3,110,996)	(1,822,626)

Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	For the years ended December 31,
	2010	2011	2012
PRC statutory tax rate	25%	25%	25%
Expenses not deductible for tax purposes	(3)%	(2)%	(1)%
Effect of tax preference granted to PRC subsidiaries	(3)%	(1)%	—
Effect of different tax rate of subsidiary operations in other jurisdiction	1%	4%	(3)%
Change in valuation allowance	(4)%	25%	(47)%
Effect of change in tax rate on deferred tax assets/liabilities	4%	(7)%	—
Prior year provision to return adjustment	(1)%	—	—
Recognition of the unrecognized tax benefit	—	(9)%	15%

Effective tax rate	19%	35%	(11)%

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
Deferred tax assets:
Allowance and reserves	$2,829,016	$2,272,249
Accrued expenses	1,162,885	980,821
Revenue recognition difference	792,960	664,005
Advertising expenses	341,742	1,583,422
Yiyang Yukang long-term assets reduction	6,229	1,478
Net operating losses	1,769,401	5,839,789

	$6,902,233	$11,341,764
Less: valuation allowance	(3,423,584)	(10,984,254)

	$3,478,649	$357,510

Deferred tax liabilities:
Unrealized gains on trading securities	$(12,854)	$(76,119)
Fair value step up of retained investment in Shanghai Yimeng	(831,006)	(833,042)

	$(843,860)	$(909,161)

	$2,634,789	$(551,651)

Deferred tax assets were analyzed as:
Current	$3,478,649	$357,510

Deferred tax liabilities were analyzed as:
Current	$(12,854)	$(76,119)
Non-current	(831,006)	(833,042)

	$(843,860)	$(909,161)

	$2,634,789	$(551,651)

As of December 31, 2012, the Group had tax losses carrying forward of $23,622,546. The tax losses will expire between 2013 and 2017 if they are not utilized.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, the Group believes it is not more-likely-than-not that the Group will realize the benefits of these deductible differences, thus an additional valuation allowance for approximately $7.6 million was recognized in 2012. The remainder amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward periods are reduced.